Capital lease obligation (Details) - CAD	Dec. 31, 2016	Dec. 31, 2015
Capital Lease Obligation Details
Capital lease obligation, Gross	CAD 161,466	CAD 161,466
Less current portion	(36,769)	(34,159)
Capital lease obligation, Net	CAD 124,697	CAD 161,466